Short-Term Borrowings - Additional Information (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Unused lines of Credit USD ($)	Mar. 31, 2012 Unused lines of Credit JPY (¥)	Mar. 31, 2011 Unused lines of Credit JPY (¥)	Mar. 31, 2012 Borrowings In Foreign Currencies USD ($)	Mar. 31, 2012 Borrowings In Foreign Currencies JPY (¥)	Mar. 31, 2011 Borrowings In Foreign Currencies JPY (¥)	Mar. 31, 2012 Commercial Paper USD ($)	Mar. 31, 2012 Commercial Paper JPY (¥)	Mar. 31, 2011 Commercial Paper JPY (¥)	Mar. 31, 2012 Commercial Paper Unused lines of Credit USD ($)	Mar. 31, 2012 Commercial Paper Unused lines of Credit JPY (¥)	Mar. 31, 2011 Commercial Paper Unused lines of Credit JPY (¥)	Mar. 31, 2012 Medium-term Notes Unused lines of Credit USD ($)	Mar. 31, 2012 Medium-term Notes Unused lines of Credit JPY (¥)	Mar. 31, 2011 Medium-term Notes Unused lines of Credit JPY (¥)
Short-term Debt [Line Items]
Short-term borrowings	$ 1,356,976	¥ 111,272,000	¥ 39,095,000				$ 541,427	¥ 44,397,000	¥ 38,115,000	$ 946,402	¥ 77,605,000	¥ 14,967,000
Lines of credit	$ 8,233,524	¥ 675,149,000	¥ 683,534,000	$ 6,634,902	¥ 544,062,000	¥ 636,714,000							$ 2,403,073	¥ 197,052,000	¥ 259,978,000	$ 0	¥ 0	¥ 83,150,000